Empresa Mixta Ecosocialista Siembra Minera, S. (Details Text) $ in Millions	Jun. 30, 2019 USD ($)
Empresa Mixta Ecosocialista Siembra Minera, S. [Abstract]
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by Company	45.00%
Cumulative expenditures associated with Siembra Minera	$ 18.6